[908359.TX]1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 110.0%
COMMUNICATION SERVICES - 18.8%
Diversified Telecommunication Services - 5.4%
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	2,100,000	$2,122,470	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	565,000	590,601	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000	669,284	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000	2,680,475
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	420,000	473,037
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	400,000	436,996	(a)
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	2,000,000	2,014,914
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000	2,873,644
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	600,000	615,663	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,200,000	1,339,836
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000	578,755
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,570,000	635,850	*(a)(b)

Total Diversified Telecommunication Services				15,031,525

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	755,760
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000	596,368
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	750,000	801,817

Total Entertainment				2,153,945

Interactive Media & Services - 0.3%
Twitter Inc., Senior Notes	3.875%	12/15/27	940,000	943,525	(a)

Media - 8.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,310,000	2,464,608	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,323,000	1,480,900	(a)
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	690,000	799,124	(a)
Cable Onda SA, Senior Notes	4.500%	1/30/30	830,000	859,581	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	100,000	104,690	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,720,000	1,802,732	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000	941,033

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	1

[908359.TX]2

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	$3,461,266
Comcast Corp., Senior Notes	3.700%	4/15/24	2,000,000	2,153,133
DISH DBS Corp., Senior Notes	5.875%	11/15/24	960,000	973,454
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,810,000	2,955,698
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	2,281,634
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	630,000	656,366	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	520,000	537,168	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,072,114	(a)

Total Media				22,543,501

Wireless Telecommunication Services - 4.2%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	926,956
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	760,000	804,262	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,143,000	1,268,244	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	790,000	879,250	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	99,842
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000	1,119,320
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,629,860
Sprint Corp., Senior Notes	7.250%	2/1/28	1,930,000	1,913,113	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,000,000	1,135,561

Total Wireless Telecommunication Services				11,776,408

TOTAL COMMUNICATION SERVICES				52,448,904

CONSUMER DISCRETIONARY - 8.9%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000	803,271	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	530,000	581,344	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	129,000	132,108
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	150,000	153,052
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	621,000	636,541
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,280,000	1,379,645	(a)

Total Auto Components				3,685,961

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

[908359.TX]3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - 1.0%
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	505,000		$522,103
Ford Motor Credit Co. LLC, Senior Notes	3.219%	1/9/22	1,371,000		1,387,195
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		877,005

Total Automobiles					2,786,303

Diversified Consumer Services - 0.6%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,170,000		1,249,382	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000		356,291	(a)

Total Diversified Consumer Services					1,605,673

Hotels, Restaurants & Leisure - 3.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,210,000		1,238,235	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	370,000		388,518
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	3.275%	7/15/35	1,768,000	GBP	2,031,140	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	690,000		691,299	(a)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	193,145	GBP	271,324	(c)
Saga PLC, Senior Notes	3.375%	5/12/24	1,630,000	GBP	1,984,225	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	423,000		447,583	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	400,000		411,834	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	100,000		102,690	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,540,000		1,596,749	(a)

Total Hotels, Restaurants & Leisure					9,163,597

Household Durables - 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		819,436

Specialty Retail - 1.9%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,050,000	EUR	1,123,145	(c)
Party City Holdings Inc., Senior Notes	6.125%	8/15/23	340,000		294,525	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	650,000		468,000	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	2,970,000		3,054,942	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	440,000		456,318

Total Specialty Retail					5,396,930

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	3

[908359.TX]4

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.5%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	450,000	EUR	$510,479	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		928,928	(a)

Total Textiles, Apparel & Luxury Goods					1,439,407

TOTAL CONSUMER DISCRETIONARY					24,897,307

CONSUMER STAPLES - 4.0%
Beverages - 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	940,000		1,129,309
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,000,000		1,103,633
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,690,000		1,894,979
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		71,048

Total Beverages					4,198,969

Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,743,621

Food Products - 1.0%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	740,000		794,969
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	100,000		102,959	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,790,000		1,901,964	(a)

Total Food Products					2,799,892

Tobacco - 0.9%
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,693,244	(c)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		644,269

Total Tobacco					2,337,513

TOTAL CONSUMER STAPLES					11,079,995

ENERGY - 20.0%
Oil, Gas & Consumable Fuels - 20.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		356,685
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	140,000		130,249	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,380,000		1,350,854	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,970,000		1,818,010	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000		452,557
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	360,000		292,644

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

[908359.TX]5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000	$1,584,678
Continental Resources Inc., Senior Notes	3.800%	6/1/24	500,000	521,606
Ecopetrol SA, Senior Notes	4.125%	1/16/25	500,000	530,792
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	3,616,305
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000	2,395,015	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,110,000	1,219,918	(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,970,000	2,200,204	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	650,000	681,281	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,010,000	1,019,681	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	430,000	426,908	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,090,000	916,952
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	1,063,743	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000	905,450
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	180,000	173,250
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	610,000	578,547
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	3,500,000	3,613,620
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	870,000	1,097,526
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,240,000	3,785,486
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,800,000	3,236,100
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	195,430
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,065,000	918,573
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,670,000	1,481,399	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	364,746	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	608,442
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	2,164,977
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	469,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	510,000	520,109
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	540,000	596,362

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	5

[908359.TX]6

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	$1,289,252
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000	4,041,928	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,930,000	1,782,837	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	90,000	90,628
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	3,205,000	3,360,005
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	89,893
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	650,000	591,873
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	610,000	612,074
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	650,000	676,604
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	590,134
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	449,408
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	536,067
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000	462,666
YPF SA, Senior Notes	8.500%	7/28/25	120,000	110,450	(a)

TOTAL ENERGY				55,971,693

FINANCIALS - 28.9%
Banks - 20.9%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000	1,558,621	(a)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	550,000	615,552	(d)(e)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000	192,218	(d)(e)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	750,000	772,908	(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,000,000	2,234,077
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,180,000	4,716,127
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	890,000	1,005,082	(d)(e)

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

[908359.TX]7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,500,000	$1,692,925
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	781,759	(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,600,000	1,708,040	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	360,000	418,534	(a)(d)(e)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	2,000,000	2,053,054	(a)(d)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000	117,149
CIT Group Inc., Senior Notes	5.000%	8/1/23	370,000	397,596
CIT Group Inc., Senior Notes	5.250%	3/7/25	500,000	549,793
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,100,000	1,202,515	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	543,153	(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	3,000,000	3,333,084
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	680,798	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000	2,265,832	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,620,000	4,034,725	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,316,387	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000	3,937,307	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000	5,274,819	(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	250,000	276,026	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000	1,324,636

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	7

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Canada	2.333%	12/5/23	1,800,000	CAD	$1,382,670
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	510,000		551,705	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		1,125,825
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	650,000	GBP	943,497	(c)(d)(e)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,219,685	(a)
Toronto-Dominion Bank	3.226%	7/24/24	900,000	CAD	718,436
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,190,000		1,406,812	(a)(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/2/20	3,660,000		3,725,038	(d)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000		124,334	(d)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	2,910,000		3,165,454	(d)(e)

Total Banks					58,366,173

Capital Markets - 4.8%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,840,000		2,087,379	(a)(d)(e)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		614,395
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	2,750,000		2,939,795
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,229,444
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	849,971
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,400,000		1,542,527	(a)(d)(e)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,830,000		2,037,570	(a)

Total Capital Markets					13,301,081

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

[908359.TX]9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.1%
Navient Corp., Senior Notes	8.000%	3/25/20	310,000		$312,702

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	380,000		402,497
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	420,000		419,811	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,326,888
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	950,000		974,272	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		361,710
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		663,510	(a)

Total Diversified Financial Services					4,148,688

Insurance - 1.6%
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,323,603	(c)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,567,930	(a)
MetLife Capital Trust IV, Junior
Subordinated Notes	7.875%	12/15/37	300,000		408,409	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,341,275	(c)

Total Insurance					4,641,217

TOTAL FINANCIALS					80,769,861

HEALTH CARE - 8.0%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	3.200%	5/14/26	1,000,000		1,048,591

Health Care Equipment & Supplies - 0.3%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	652,000		707,924
Health Care Providers & Services - 3.8%
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		382,488
Centene Corp., Senior Notes	4.750%	1/15/25	1,140,000		1,178,948
Centene Corp., Senior Notes	4.250%	12/15/27	410,000		428,184	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	1,090,000		1,173,657	(a)
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,500,000		1,632,134
DaVita Inc., Senior Notes	5.125%	7/15/24	120,000		122,950
DaVita Inc., Senior Notes	5.000%	5/1/25	140,000		143,670
HCA Inc., Senior Notes	5.625%	9/1/28	140,000		162,484
HCA Inc., Senior Secured Notes	5.250%	6/15/26	470,000		537,787
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		1,100,463
HCA Inc., Senior Secured Notes	4.125%	6/15/29	800,000		867,411

See Notes to Schedule of Investments.

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,040,000		$2,130,097
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	750,000		820,923

Total Health Care Providers & Services					10,681,196

Pharmaceuticals - 3.5%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	150,000		169,965	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	28,000		28,262	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,390,000		1,432,680	(a)
Bristol-Myers Squibb Co., Senior Notes	3.900%	2/20/28	2,000,000		2,245,387	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,220,000		1,337,789	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,440,000		3,308,523
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,440,000		1,341,958

Total Pharmaceuticals					9,864,564

TOTAL HEALTH CARE					22,302,275

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	3.100%	5/1/26	1,600,000		1,672,651
Boeing Co., Senior Notes	3.200%	3/1/29	930,000		979,752

Total Aerospace & Defense					2,652,403

Airlines - 0.5%
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,277,539	(c)

Building Products - 2.0%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,591,716	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,775,000		2,899,382	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,025,000		1,053,646	(a)

Total Building Products					5,544,744

Commercial Services & Supplies - 1.5%
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,540,211
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	290,000		293,437
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	310,000		321,403
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,550,000		1,686,555

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - (continued)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	205,000		$218,289
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000		146,209

Total Commercial Services & Supplies					4,206,104

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	350,000		348,952	(d)(e)

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	200,000		204,252	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	980,000		1,018,316	(a)

Total Machinery					1,222,568

Road & Rail - 0.4%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	740,000	GBP	1,212,989	(c)

Trading Companies & Distributors - 1.4%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,895,000		2,983,051	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	805,000		802,412	(a)

Total Trading Companies & Distributors					3,785,463

TOTAL INDUSTRIALS					20,250,762

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	270,000		277,925	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,000,000		1,029,642

Software - 0.1%
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	260,000		274,842	(a)

Technology Hardware, Storage & Peripherals - 2.1%
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		2,099,168
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000		2,508,403
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000		562,192
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000		716,481

Total Technology Hardware, Storage & Peripherals					5,886,244

TOTAL INFORMATION TECHNOLOGY					7,468,653

See Notes to Schedule of Investments.

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 7.2%
Chemicals - 1.1%
Braskem Netherlands Finance BV, Senior Notes	3.500%	1/10/23	820,000	$836,740	(c)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000	510,076	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000	889,369	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	700,000	719,541

Total Chemicals				2,955,726

Containers & Packaging - 1.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	910,000	941,168	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,460,000	1,529,350	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	950,000	1,024,784	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000	1,003,125	(a)

Total Containers & Packaging				4,498,427

Metals & Mining - 3.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	380,000	399,984	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	910,000	987,941	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,120,000	1,182,272	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000	954,643
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	750,000	882,559	(a)(d)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	248,000	248,347	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	600,000	599,568	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	123,879
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	420,000	429,492
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	2,188,262
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	600,000	700,952
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	447,418
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	1,000,076

Total Metals & Mining				10,145,393

Paper & Forest Products - 0.9%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000	284,418
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,650,000	1,750,377
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	453,139	(a)

Total Paper & Forest Products				2,487,934

TOTAL MATERIALS				20,087,480

See Notes to Schedule of Investments.

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	217,000	$216,458
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,220,000	1,125,480
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000	454,753
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000	2,644,850
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	890,000	931,719

TOTAL REAL ESTATE				5,373,260

UTILITIES - 2.3%
Electric Utilities - 1.5%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,930,000	2,794,810
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,500,000	1,395,622	(c)

Total Electric Utilities				4,190,432

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000	888,249

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,350,000	1,410,281	(a)

TOTAL UTILITIES				6,488,962

TOTAL CORPORATE BONDS & NOTES (Cost - $277,574,027)				307,139,152

SENIOR LOANS - 10.7%
COMMUNICATION SERVICES - 2.7%
Media - 2.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.400%	4/30/25	2,356,882	2,373,927	(d)(g)(h)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	5.781%	5/1/26	636,506	639,025	(d)(g)(h)(i)
iHeartCommunications Inc., Term Loan	—	5/1/26	636,506	639,556	(i)
Lamar Media Corp., Term Loan B	5.500%	3/14/25	2,171,325	2,174,945	(d)(g)(h)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.148%	12/17/26	1,810,000	1,828,100	(d)(g)(h)

TOTAL COMMUNICATION SERVICES				7,655,553

See Notes to Schedule of Investments.

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 4.4%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.395%	3/11/25	4,487,314	$4,512,555	(d)(g)(h)
Hilton Worldwide Finance LLC,
Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.411%	6/22/26	5,037,239	5,081,708	(d)(g)(h)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.145%	5/15/26	1,141,750	1,148,172	(d)(g)(h)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.395%	5/30/25	1,639,250	1,651,800	(d)(g)(h)

Total Hotels, Restaurants & Leisure				12,394,235

Specialty Retail - 0.6%
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.150%	8/19/22	995,782	934,790	(d)(g)(h)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.670%	3/11/22	698,356	697,847	(d)(g)(h)

Total Specialty Retail				1,632,637

TOTAL CONSUMER DISCRETIONARY				14,026,872

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.928%	6/24/24	2,010,000	2,012,512	(d)(g)(h)

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	3.645%	12/27/22	1,250,000	1,255,209	(d)(g)(h)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.145%	8/6/26	730,000	734,563	(d)(g)(h)

INDUSTRIALS - 1.5%
Air Freight & Logistics - 0.5%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.408%	1/15/25	1,260,173	1,267,523	(d)(g)(h)

Airlines - 0.5%
United Airlines Inc., Refinanced Term Loan (1 mo. USD LIBOR + 1.750%)	3.395%	4/1/24	1,466,080	1,471,937	(d)(g)(h)

Trading Companies & Distributors - 0.5%
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	3.695%	10/6/23	1,400,000	1,406,376	(d)(g)(h)

TOTAL INDUSTRIALS				4,145,836

TOTAL SENIOR LOANS (Cost - $29,429,697)				29,830,545

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 7.2%
Argentina - 0.3%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.323%	6/21/20	13,290,000	ARS	$107,643	(d)(j)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	830,000		410,694
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	830,000		385,058

Total Argentina					903,395

Brazil - 0.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,400,000	BRL	342,591
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,200,000	BRL	1,615,520

Total Brazil					1,958,111

Indonesia - 3.0%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	600,000		649,136	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,400,000		1,512,350	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		4,182,218
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	4,346,000,000	IDR	331,308
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	23,098,000,000	IDR	1,747,565

Total Indonesia					8,422,577

Mexico - 0.5%
Mexican Bonos, Bonds	6.500%	6/9/22	13,100,000	MXN	691,727
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		637,050

Total Mexico					1,328,777

Poland - 1.0%
Republic of Poland Government Bond	2.500%	7/25/27	10,160,000	PLN	2,693,416

Russia - 0.9%
Russian Federal Bond - OFZ	7.000%	1/25/23	42,450,000	RUB	690,533
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	1,769,217

Total Russia					2,459,750

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	2,250,000		2,264,467	(a)

TOTAL SOVEREIGN BONDS (Cost - $19,462,284)					20,030,493

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	15

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.7%
U.S. Government Obligations - 5.7%
U.S. Treasury Notes	1.750%	7/31/21	2,500,000	$2,512,744	(k)
U.S. Treasury Notes	1.625%	12/31/21	500,000	502,676
U.S. Treasury Notes	2.500%	3/31/23	2,500,000	2,592,334	(k)
U.S. Treasury Notes	2.750%	8/31/23	2,500,000	2,625,049	(k)
U.S. Treasury Notes	2.875%	9/30/23	1,300,000	1,372,363	(k)
U.S. Treasury Notes	2.125%	11/30/23	1,600,000	1,648,656	(k)
U.S. Treasury Notes	2.125%	3/31/24	2,500,000	2,581,299	(k)
U.S. Treasury Notes	2.000%	6/30/24	2,000,000	2,058,008	(k)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,312,152)				15,893,129

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes (Cost - $1,937,449)	2.375%	3/15/24	2,190,000	2,018,934

			SHARES
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454	1,053,956	(d)

		MATURITY DATE	FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 0.1%
HarborView Mortgage Loan Trust, 2004-10 4A	4.006%	1/19/35	77,911	78,316	(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.106%	8/25/35	225,377	231,504	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $281,737)				309,820

ASSET-BACKED SECURITIES - 0.1%
Home Equity Asset Trust, 2004-8 M1 (1 mo. USD LIBOR + 0.870%) (Cost - $148,533)	2.531%	3/25/35	159,327	160,207	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $345,083,157)				376,436,236

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY‡	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,353,204)	1.519%	2,353,204	$2,353,204

TOTAL INVESTMENTS - 135.7% (Cost - $347,436,361)			378,789,440
Liabilities in Excess of Other Assets - (35.7)%			(99,628,622)

TOTAL NET ASSETS - 100.0%			$279,160,818

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of January 31, 2020.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of January 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

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WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar

At January 31, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank AG	1.870%	12/13/2019	3/13/2020	$15,157,750	U.S. Government & Agency Obligations	$15,390,453

				$15,157,750		$15,390,453

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,030,000	USD	5,644,854	BNP Paribas SA	4/17/20	$(39,701)
EUR	12,080,349	USD	13,486,943	BNP Paribas SA	4/17/20	(25,271)
GBP	1,779,068	USD	2,337,134	JPMorgan Chase & Co.	4/17/20	17,008

Total						$(47,964)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

[908359.TX]19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

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[908359.TX]20

Notes to Schedule of Investments (unaudited) (cont’d)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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[908359.TX]21

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$307,139,152	—	$307,139,152
Senior Loans	—	29,830,545	—	29,830,545
Sovereign Bonds	—	20,030,493	—	20,030,493
U.S. Government & Agency
Obligations	—	15,893,129	—	15,893,129
Convertible Bonds & Notes	—	2,018,934	—	2,018,934
Preferred Stocks	$1,053,956	—	—	1,053,956
Collateralized Mortgage
Obligations	—	309,820	—	309,820
Asset-Backed Securities	—	160,207	—	160,207

Total Long-Term Investments	1,053,956	375,382,280	—	376,436,236

Short-Term Investments†	2,353,204	—	—	2,353,204

Total Investments	$3,407,160	$375,382,280	—	$378,789,440

Other Financial Instruments:
Forward Foreign Currency
Contracts	—	$17,008	—	$17,008

Total	$3,407,160	$375,399,288	—	$378,806,448

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$64,972	—	$64,972

†	See Schedule of Investments for additional detailed categorizations.

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